Note 6 Maximum credit risk exposure (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	€ 896,643	€ 815,533
Financial assets held for trading [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	102,376	70,763
Financial assets held for trading [Member] | equity instruments [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	4,247	4,404
Financial assets held for trading [Member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	33,999	24,367
Financial assets held for trading [Member] | loans and advances [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	64,129	41,993
Non trading financial assets mandatorily at fair value through profit or loss [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	8,019	6,888
Non trading financial assets mandatorily at fair value through profit or loss [Member] | equity instruments [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	7,432	6,511
Non trading financial assets mandatorily at fair value through profit or loss [Member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	313	129
Non trading financial assets mandatorily at fair value through profit or loss [Member] | loans and advances [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	274	247
Financial assets designated at fair value through profit or loss [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	1,004	913
Derivatives [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	60,371	53,101
Financial assets at fair value through other comprehensive income, category [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	64,115	65,497
Financial assets at fair value through other comprehensive income, category [member] | equity instruments [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	1,254	1,198
Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	62,835	64,273
Financial assets at fair value through other comprehensive income, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	26	26
Financial assets at amortised cost, category [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	450,181	425,803
Financial assets at amortised cost, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	44,868	36,730
Financial assets at amortised cost, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	17,611	16,066
Financial assets at amortised cost, category [member] | Loans and advances to central banks [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	6,753	4,420
Financial assets at amortised cost, category [member] | Loans and advances to customers [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	380,949	368,588
Total financial assets risk [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	686,066	622,965
Total loan commitments and financial guarantees [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	210,578	192,568
Total loan commitments and financial guarantees [Member] | Loan commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	155,009	136,920
Total loan commitments and financial guarantees [Member] | Financial guarantees given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	16,007	16,511
Total loan commitments and financial guarantees [Member] | Other commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	39,561	39,137
Stage 1 [Member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	61,981	63,425
Stage 1 [Member] | Financial assets at fair value through other comprehensive income, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	26	26
Stage 1 [Member] | Financial assets at amortised cost, category [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	403,998	378,407
Stage 1 [Member] | Financial assets at amortised cost, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	44,539	36,463
Stage 1 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	17,574	15,997
Stage 1 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to central banks [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	6,753	4,420
Stage 1 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to customers [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	335,133	321,528
Stage 1 [Member] | Total loan commitments and financial guarantees [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	201,767	181,427
Stage 1 [Member] | Total loan commitments and financial guarantees [Member] | Loan commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	149,846	130,459
Stage 1 [Member] | Total loan commitments and financial guarantees [Member] | Financial guarantees given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	15,031	15,214
Stage 1 [Member] | Total loan commitments and financial guarantees [Member] | Other commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	36,890	35,753
Stage 2 [Member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	834	822
Stage 2 [Member] | Financial assets at fair value through other comprehensive income, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	0	0
Stage 2 [Member] | Financial assets at amortised cost, category [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	32,363	33,873
Stage 2 [Member] | Financial assets at amortised cost, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	296	237
Stage 2 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	37	69
Stage 2 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to central banks [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	0	0
Stage 2 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to customers [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	32,030	33,568
Stage 2 [Member] | Total loan commitments and financial guarantees [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	7,742	9,993
Stage 2 [Member] | Total loan commitments and financial guarantees [Member] | Loan commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	4,999	6,283
Stage 2 [Member] | Total loan commitments and financial guarantees [Member] | Financial guarantees given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	743	1,015
Stage 2 [Member] | Total loan commitments and financial guarantees [Member] | Other commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	1,999	2,695
Stage 3 [Member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	21	26
Stage 3 [Member] | Financial assets at fair value through other comprehensive income, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	0	0
Stage 3 [Member] | Financial assets at amortised cost, category [member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	13,819	13,523
Stage 3 [Member] | Financial assets at amortised cost, category [member] | Debt securities [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	33	30
Stage 3 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to credit institutions [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	0	0
Stage 3 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to central banks [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	0	0
Stage 3 [Member] | Financial assets at amortised cost, category [member] | Loans and advances to customers [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	13,787	13,493
Stage 3 [Member] | Total loan commitments and financial guarantees [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	1,069	1,147
Stage 3 [Member] | Total loan commitments and financial guarantees [Member] | Loan commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	164	177
Stage 3 [Member] | Total loan commitments and financial guarantees [Member] | Financial guarantees given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	233	281
Stage 3 [Member] | Total loan commitments and financial guarantees [Member] | Other commitments given [Member]
Credit Exposure Classes of Financial Instruments [Line Items]
Maximum exposure to credit risk	€ 672	€ 689